Loans and Related Allowance for Credit Losses, Allowance for Credit Losses for Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, allowance for credit loss, period increase (decrease)	$ (5,900)
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	19,713	$ 10,456
Provision for credit losses, loans	(4,207)	14,005
Interest income on certain impaired loans	(145)	(153)
Loan charge-offs	(3,031)	(4,525)
Loan recoveries	1,457	1,236
Net loan charge-offs	(1,574)	(3,289)
Other	1	23
Allowance for credit losses, ending balance	13,788	19,713
Allowance for loan losses	$ 12,490	$ 18,516
Net loan charge-offs (annualized) as a percentage of average total loans	0.18%	0.35%
Allowance for loan losses as a percentage of total loans	1.39%	2.09%
Allowance for credit losses for loans as a percentage of total loans	1.54%	2.22%
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Not purchased credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	$ 0	$ (1,337)
Allowance for credit losses, ending balance		0
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Purchase credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	0	8
Allowance for credit losses, ending balance		0
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	19,713	9,127
Allowance for credit losses, ending balance		19,713
Allowance for loan losses [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for loan losses	12,490	18,516
Allowance for unfunded credit commitments [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	1,197
Allowance for credit losses, ending balance	1,298	1,197
Total Commercial [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	11,516	6,245
Provision for credit losses, loans	(3,373)	9,770
Interest income on certain impaired loans	(58)	(61)
Loan charge-offs	(662)	(1,849)
Loan recoveries	367	259
Net loan charge-offs	(295)	(1,590)
Other	1	13
Allowance for credit losses, ending balance	7,791	11,516
Total Commercial [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Not purchased credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	0	(2,861)
Allowance for credit losses, ending balance		0
Total Commercial [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Purchase credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	0	0
Allowance for credit losses, ending balance		0
Total Commercial [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	11,516	3,384
Allowance for credit losses, ending balance		11,516
Commercial and industrial loans [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(517)	(1,440)
Loan recoveries	299	201
Real estate mortgage [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(98)	(302)
Loan recoveries	45	19
Real estate construction [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(1)	0
Loan recoveries	1	19
Lease financing [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(46)	(107)
Loan recoveries	22	20
Total Consumer [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	8,197	4,211
Provision for credit losses, loans	(834)	4,235
Interest income on certain impaired loans	(87)	(92)
Loan charge-offs	(2,369)	(2,676)
Loan recoveries	1,090	977
Net loan charge-offs	(1,279)	(1,699)
Other	0	10
Allowance for credit losses, ending balance	5,997	8,197
Total Consumer [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Not purchased credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	0	1,524
Allowance for credit losses, ending balance		0
Total Consumer [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Purchase credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	0	8
Allowance for credit losses, ending balance		0
Total Consumer [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	8,197	5,743
Allowance for credit losses, ending balance		8,197
Residential mortgage - first lien [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(167)	(90)
Loan recoveries	114	95
Residential mortgage - junior lien [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(93)	(88)
Loan recoveries	163	143
Credit card [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(1,189)	(1,504)
Loan recoveries	389	365
Auto [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(497)	(536)
Loan recoveries	316	266
Other consumer [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(423)	(458)
Loan recoveries	$ 108	$ 108